UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM 13-F

                         FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     GEORGE WEISS & CO., LLC
Address:  One State Street
          Hartford, CT 06103

13F File Number: 28-7188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  February 9, 2001.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            0
Form 13F Information Table Value Total:           $0

List of Other Included Managers:
No.    13F File Number      Name

                               Title of                 Value               Investment  Other             Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares   Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- -----------   ---------- -------- ----------- ----------- -----------
ALL POSITIONS ARE INCLUDED IN THE REPORT FILED BY GEORGE A. WEISS (13F File Number: 28-7186)